Note 17 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2016

Numerator
Net loss for the year	$8,065,072	$5,740,492
Denominator
Weighted average shares - basic	87,400,255	80,158,312
Stock options	-	-
Denominator for diluted loss per share	87,400,255	80,158,312

Loss per share - basic and diluted	$(0.09)	$(0.07)